Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment
Schedule of property, Plant and Equipment

	January 1,				December 31,
(in thousands of euros)	2018	Increases	Decreases	Reclassifications	2018
Land	172	—	—	—	172
Buildings	3,407	—	—	—	3,407
Technical facilities, equipment and tooling	4,267	334	—	75	4,677
Other property, plant and equipment	1,023	58	—	—	1,081
Property, plant and equipment in progress	67	51	—	(75)	43
Property, plant and equipment, gross	8,937	443	—	—	9,380
Depreciation of buildings	(1,144)	(202)	—	—	(1,346)
Depreciation of technical facilities, equipment and tooling	(2,608)	(391)	—	—	(2,999)
Depreciation of other property, plant and equipment	(668)	(105)	—	—	(774)
Depreciation	(4,421)	(698)	—	—	(5,119)
Property, plant and equipment, net	4,516	(255)	—	—	4,261

	January 1,				December 31,
(in thousands of euros)	2019	Increases	Decreases	Reclassifications	2019
Land	172	—	—	—	172
Buildings	3,407	—	—	—	3,407
Technical facilities, equipment and tooling	4,677	74	(2)	—	4,748
Other property, plant and equipment	1,081	33	—	43	1,157
Property, plant and equipment in progress	43	—	—	(43)	—
Right of use(1)	252	—	—	—	252
Property, plant and equipment, gross	9,632	107	(2)	—	9,736
Depreciation of buildings	(1,346)	(196)	—	—	(1,542)
Depreciation of technical facilities, equipment and tooling	(2,999)	(398)	1	—	(3,396)
Depreciation of other property, plant and equipment	(774)	(100)	—	—	(874)
Depreciation of right of use (1)	—	(203)	—	—	(203)
Depreciation	(5,119)	(897)	1	—	(6,015)
Property, plant and equipment, net	4,513	(790)	(2)	—	3,721

(1)	At January 1, 2019, in application of IFRS 16 — Leases, an asset representing the right to use the leased assets (see Note 2.1, "Impact of the first-time application of IFRS 16").

Changes during the period 2020 mainly correspond to depreciation charges of €0.9 million.

	January 1,				December 31,
(in thousands of euros)	2020	Increases	Decreases	Others (1)	2020
Land	172	—	—	—	172
Buildings	3,407	—	—	—	3,407
Technical facilities, equipment and tooling	4,748	108	0	—	4,856
Other property, plant and equipment	1,157	46	0	—	1,203
Property, plant and equipment in progress	—	137	—	—	137
Right of use(1)	252	—	—	(218)	34
Property, plant and equipment, gross	9,736	292	0	(218)	9,810
Depreciation and impairment of buildings	(1,542)	(196)	—	—	(1,737)
Depreciation and impairment of technical facilities, equipment and tooling	(3,396)	(386)	—	—	(3,782)
Depreciation and impairment of other property, plant and equipment	(874)	(102)	—	—	(976)
Depreciation and impairment of right of use	(203)	(32)	—	202	(33)
Depreciation and impairment	(6,015)	(716)	—	202	(6,528)
Property, plant and equipment, net	3,721	(424)	0	(16)	3,282

(1)Others during the period corresponding to the retirement of the net value of the right of use related to the fibroscan lease contract following its early termination.